DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components of long-term debt:
Total long-term and short-term debt	$ 2,350,782	$ 2,535,827
Less: current portion of long-term debt and short-term debt	(982,845)	(1,241,108)
Long-term debt	1,367,937	1,294,719
Repayments of long-term debt:
2021	1,063,745
2022	560,432
2023	191,321
2024	141,951
2025	135,358
2026 and thereafter	286,724
Total debt (gross)	2,379,531	2,568,751
Deferred finance charges	(28,749)	(32,924)
Total debt	2,350,782	$ 2,535,827
Variable Interest Entity, Primary Beneficiary
Repayments of long-term debt:
2021	945,509
2022	158,456
2023	173,085
2024	68,279
2025	68,279
2026 and thereafter	80,063
Total debt (gross)	1,493,671
Deferred finance charges	(2,570)
Total debt	1,491,101
Golar LNG Limited
Repayments of long-term debt:
2021	118,236
2022	401,976
2023	18,236
2024	73,672
2025	67,079
2026 and thereafter	206,661
Total debt (gross)	885,860
Deferred finance charges	(26,179)
Total debt	$ 859,681